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PROSPECTUS SUPPLEMENT DATED NOVEMBER 19, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS B, C, R, Y AND INVESTOR CLASS SHARES AND AIM CASH RESERVE SHARES OF THE FUND LISTED BELOW:

AIM MONEY MARKET FUND

PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

While AIM Money Market Fund (the "Fund") has not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Fund will be able to do so. Therefore, the Fund is participating in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize the credit markets by discouraging substantial redemptions in money market funds.

Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share covered by the Program, in the event that the Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008. A participating Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Fund to liquidate. Upon declaration of a Guarantee Event, the Fund will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Fund paid to the Treasury a fee in the amount of 0.01% of the Fund's net asset value as of September 19, 2008. The Fund will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 18, 2009. If the Treasury extends the Program, the Fund will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

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PROSPECTUS SUPPLEMENT DATED NOVEMBER 19, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM CORE BOND FUND
AIM DYNAMICS FUND
AIM GLOBAL REAL ESTATE FUND
AIM HIGH YIELD FUND
AIM INCOME FUND
AIM LIMITED MATURITY TREASURY FUND
AIM MONEY MARKET FUND
AIM REAL ESTATE FUND
AIM SHORT TERM BOND FUND
AIM U.S. GOVERNMENT FUND

PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

While AIM Money Market Fund (the "Fund") has not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Fund will be able to do so. Therefore, the Fund is participating in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize the credit markets by discouraging substantial redemptions in money market funds.

Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share covered by the Program, in the event that the Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008. A participating Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Fund to liquidate. Upon declaration of a Guarantee Event, the Fund will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Fund paid to the Treasury a fee in the amount of 0.01% of the Fund's net asset value as of September 19, 2008. The Fund will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 18, 2009. If the Treasury extends the Program, the Fund will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.